INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Note [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 143,469	$ 217,267	$ 201,466
InMode Ltd. and Israeli subsidiaries [Member]
Income Tax Note [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	139,241	211,137	196,354
Subsidiaries outside of Israel [Member]
Income Tax Note [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 4,228	$ 6,130	$ 5,112